Note 10 - Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 27-1560715 001 [Member]
Notes to Financial Statements
EBP, Reconciliation of Financial Statement to Form 5500 [Text Block]

Note 10 - Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$31,433,964	$26,682,617
Amounts allocated to withdrawing participants	—	(529,638)
Net assets available for benefits per the Form 5500	$31,433,964	$26,152,979

The following is a reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2025:

Net increase in net assets available for benefits per the financial statements	$4,751,347
Amounts allocated to withdrawing participants prior year end	529,638
Net increase in net assets available for benefits per the Form 5500	$5,280,985